Parent Investment, Net (Predecessor) (Details) - United Maritime Predecessor [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jul. 05, 2022	Dec. 31, 2021	Dec. 31, 2020
Capital Contribution [Abstract]
Capital contributions by Parent	$ 1,253,526		$ 1,960,687
Capital distributions to Parent		$ 2,441,795